                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: ___________

This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Robert Thomas               Tulsa, OK                August 10, 2009
-----------------------------   ----------------------   -----------------------
[Signature]                     [City, State]            [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none
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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         21
Form 13F Information Table Value Total: $1,715,633
                                        ----------
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2009

         COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                  VOTING AUTHORITY
                           TITLE OF            VALUE X   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
      NAME OF ISSUER         CLASS    CUSIP     $1000    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Anadarko Petroleum          Common  032511107  159,441  3,512,700  SH         Sole              3,512,700
Apache                      Common  037411105   74,162  1,027,881  SH         Sole              1,027,881
Bonavista                   Common  098536105    2,408    155,200  SH         Sole                155,200
Chesapeake Energy           Common  165167107  210,937 10,637,250  SH         Sole             10,637,250
Continental Res.            Common  212015101   20,537    740,064  SH         Sole                740,064
Devon Energy                Common  25179M103   62,822  1,152,700  SH         Sole              1,152,700
Distributed Energy Systems  Common  25475V104        1     81,600  SH         Sole                 81,600
Encana Corp.                Common  292505104   12,368    250,000  SH         Sole                250,000
EOG Resources               Common  26875P101  139,467  2,053,400  SH         Sole              2,053,400
Petrohawk Energy            Common  716495106   24,236  1,086,800  SH         Sole              1,086,800
Petroleos Brasileiros       Common  71654V408  165,117  3,541,788  SH         Sole              3,541,788
Range Resources             Common  75281A109    7,143    172,500  SH         Sole                172,500
Unit Corporation            Common  909218109  203,332  7,375,123  SH         Sole              7,375,123
XTO Energy                  Common  98385X106  117,772  3,087,875  SH         Sole              3,087,875
Whiting Petroleum Inc       Common  966387102   71,522  2,034,200  SH         Sole              2,034,200
Sandridge                   Common  80007P307   56,828  6,670,000  SH Call    Sole              6,670,000
AMR Corp                    Common  001765106   12,279  3,054,583  SH         Sole              3,054,583
ICICI Bank                  Common  45104G104   14,296    484,600  SH         Sole                484,600
UTS SPDR                    Common  78462F103  160,986  1,750,800  SH         Sole              1,750,800
General Electric            Common  369604103   16,115  1,375,000  SH         Sole              1,375,000
BOK Financial               Common  05561Q201  183,864   488,0919  SH         Sole               4880,919